Goodwill and Finite Lived Intangible Asset (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Finite Lived Intangible Asset
Finite lived intangible assets
As of June 30, 2023:	Useful Lives	Cost	Accumulated Amortization	Net
Technology, trademarks	3-10 yrs.	$1,216,800	$796,400	$420,400
Trade names	3-6 yrs.	592,300	303,800	288,500
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	179,800	192,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	699,800	360,700
Patents	5-7 yrs.	595,800	352,600	243,200
		$4,341,600	$2,836,400	$1,505,200
			Accumulated
As of December 31, 2022	Useful Lives	Cost	Amortization	Net
Technology, trademarks	3-10 yrs.	$1,216,800	$721,700	$495,100
Trade names	3-6 yrs.	592,300	266,000	326,300
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	163,800	208,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	602,000	458,500
Patents	5-7 yrs.	595,800	321,100	274,700
		$4,341,600	$2,578,600	$1,763,000

	Useful Lives	Cost	Accumulated Amortization	Net
As of December 31, 2022
Technology, trademarks	3-10 yrs.	$1,216,800	$721,700	$495,100
Trade names	3-6 yrs.	592,300	266,000	326,300
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	163,800	208,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	602,000	458,500
Patents	5-7 yrs.	595,800	321,100	274,700
		$4,341,600	$2,578,600	$1,763,000
	Useful Lives	Cost	Accumulated Amortization	Net
As of June 30, 2022
Technology, trademarks	3-10 yrs.	$1,278,900	$653,400	$625,500
Trade names	3-6 yrs.	592,300	228,200	364,100
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	143,300	228,900
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	504,200	556,300
Patents	5-7 yrs.	594,300	289,300	305,000
		$4,402,200	$2,322,400	$2,079,800
	Useful Lives	Cost	Accumulated Amortization	Net
As of June 30, 2021
Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
IPR&D	3-5 yrs.	852,100	134,800	717,300
Patents and other intangible assets	5-7 yrs.	591,500	225,900	365,600
		$4,337,300	$1,779,500	$2,557,800

Estimated future amortization expense of intangible assets
As of June 30, 2023	Amount
Remainder of fiscal year ending 2023	$258,800
2024	506,100
2025	371,500
2026	193,800
2027	92,600
Thereafter	82,400
Total	$1,505,200

As of December 31,
2023	$516,600
2024	506,100
2025	371,500
2026	193,800
2027	92,600
Thereafter	82,400
Total	$1,763,000